Description of Business and Basis of Presentation - Additional Information (Detail) (USD $)	1 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 12, 2013	Mar. 06, 2013	Apr. 26, 2012 Ratio	Sep. 08, 2011	Mar. 31, 2013	Dec. 31, 2012	Jul. 18, 2013 Subsequent Events Ratio	Mar. 12, 2013 Subsequent Events
Related Party Transaction [Line Items]
Number of shares initially issued				100
Issuance price of initial shares		$ 4.35		$ 0.01
Total consideration of initial shares				$ 1.00
Common stock, shares issued		3,765,230
Proceeds from issuance of common stock, net of commissions and other costs of the offering	15,647,000				15,647,000			15,647,000
Gross proceeds from the offering	$ 16,400,000				$ 16,400,000			$ 16,400,000
Reverse stock split			33,479.91				0.03333
Debt instrument maturity period					Three months or less	Three months or less
Distribution ratio, description					Thirty share of RXi common stock for every one share of Galena common stock.	Thirty share of RXi common stock for every one share of Galena common stock.
Number of dilutive common shares					0	0